Provisions (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Non-current provisions	$ 19,970	$ 22,124
Current provisions	122,757	145,327
Provisions	142,727	167,451	$ 157,165
Environment provision [member]
Disclosure of other provisions [line items]
Non-current provisions	174	168
Current provisions	1,909	1,396
Provisions	2,083	1,564	3,695
Provisions for litigation [member]
Disclosure of other provisions [line items]
Current provisions	7,913	23,142
Provisions	7,913	23,142	1,952
Provisions for third-party liability
Disclosure of other provisions [line items]
Non-current provisions	10,596	5,960
Provisions	10,596	5,960	8,905
Provisions for C02 emissions allowances [Member]
Disclosure of other provisions [line items]
Non-current provisions		7,956
Current provisions	90,471	94,800
Provisions	90,471	102,756	110,246
Restructuring provision [member]
Disclosure of other provisions [line items]
Current provisions	15,243	21,539
Provisions	15,243	21,539	22,350
Other provisions [member]
Disclosure of other provisions [line items]
Non-current provisions	9,200	8,040
Current provisions	7,221	4,450
Provisions	$ 16,421	$ 12,490	$ 10,017